Stock-Based Compensation and Other Benefit Plans - Summary of Fair Values of Cancelled 2010 Warrants and 2013 Incentive Plan Awards (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Equity, Quantitative Information [Line Items]
2013 Plan Options	$ 2,900	$ 4,000
2010 Warrants modification fair value	(4,000)
2013 Incentive Plan [Member]
Fair Value Inputs, Equity, Quantitative Information [Line Items]
2013 RSUs	17,267
Total fair value of 2013 Incentive Plan awards	18,766
Total fair value of 2013 Incentive Plan awards	17,267
2013 Incentive Plan [Member] | Employee Stock Option [Member]
Fair Value Inputs, Equity, Quantitative Information [Line Items]
2013 Plan Options	8,891
2013 Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Fair Value Inputs, Equity, Quantitative Information [Line Items]
2013 RSUs	9,875
2010 Warrants [Member]
Fair Value Inputs, Equity, Quantitative Information [Line Items]
2010 Warrants modification fair value	(1,499)
Immediate vesting [Member] | 2013 Incentive Plan [Member]
Fair Value Inputs, Equity, Quantitative Information [Line Items]
Total fair value of 2013 Incentive Plan awards	15,845
Total fair value of 2013 Incentive Plan awards	14,346
Immediate vesting [Member] | 2013 Incentive Plan [Member] | Employee Stock Option [Member]
Fair Value Inputs, Equity, Quantitative Information [Line Items]
2013 Plan Options	5,970
Immediate vesting [Member] | 2013 Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Fair Value Inputs, Equity, Quantitative Information [Line Items]
2013 RSUs	9,875
Immediate vesting [Member] | 2010 Warrants [Member]
Fair Value Inputs, Equity, Quantitative Information [Line Items]
2010 Warrants modification fair value	(1,499)
Three Year Vesting Period [Member] | 2013 Incentive Plan [Member]
Fair Value Inputs, Equity, Quantitative Information [Line Items]
Total fair value of 2013 Incentive Plan awards	2,921
Total fair value of 2013 Incentive Plan awards	2,921
Three Year Vesting Period [Member] | 2013 Incentive Plan [Member] | Employee Stock Option [Member]
Fair Value Inputs, Equity, Quantitative Information [Line Items]
2013 Plan Options	$ 2,921